REVENUES, OTHER LOSS, NET AND OTHER INCOME (EXPENSES), NET - Summary of other loss , net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
REVENUES, OTHER LOSS, NET AND OTHER INCOME (EXPENSES), NET
Gross unrealized gain on equity investments held	¥ 668	$ 92	¥ 1,689	¥ 22,452
Gross unrealized loss (including impairment) on equity investments held	(10,568)	(1,448)	(25,951)	(37,623)
Net realized (loss) gain on equity investments sold	(626)	(86)	6,022	(123)
Gain on disposal of a subsidiary	0	0	6,022	0
Changes in fair value of purchase consideration in a business acquisition	0	0	(14,433)	(28,516)
Changes in fair value of currency swap	(2,420)	(332)	0	0
Total	¥ (12,946)	$ (1,774)	¥ (32,673)	¥ (43,810)